Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Fuller & Thaler Behavioral Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Fund”) seeks long-term capital appreciation
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018 January 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2016 was 194% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current amounts the Investor Shares and Institutional Shares may pay under the Fund’s Administrative Services Plan.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small-cap companies as companies with market capitalizations, at the time of investment, that do not exceed the market capitalization of the largest company included in the Russell 2000 Index, which was $10.3 billion as of December 31, 2016. The size of the companies included in the Russell 2000 Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors. The portfolio managers buy when other investors are likely to make behavioral mistakes. Fuller & Thaler’s research finds there are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Other investors may over-react to bad news and losses (e.g., panic), or they may under-react to good news (e.g., not pay attention). At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these misbehaviors appear to be present, Fuller & Thaler then analyzes the fundamentals of the firm. If Fuller & Thaler determines that an investor mistake is likely and the company has solid fundamentals, the portfolio managers generally buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed.

		The final portfolio is expected to have diversification with respect to sector exposures. Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust allocations to control exposures to sectors, size, and other characteristics. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order).

Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and overreaction. Securities identified using this type of strategy may perform differently from the market as a whole as a result of the factors used in the analysis, whether the factors used are successful in predicting investor behavior, the weight placed on each factor, and changes in the factor’s historical trends. The factors used in implementing this strategy and the weight placed on those factors may not be predictive of a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. Small-cap companies may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for markets that are not yet firmly established. In addition, such companies may become subject to intense competition from larger more established companies. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold.

		Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Investor Shares (formerly, A Shares) from year to year. The performance of each of the Institutional Shares and R6 Shares is higher than the performance of the Investor Shares during the same periods because of lower fees and expenses paid by these classes.

The table shows the average annual returns of the Investor Shares (formerly, A Shares), Institutional Shares (formerly, Select Shares) and R6 Shares (formerly, Institutional Shares), for the periods of 1 Year, 5 Years and Since Inception compared to a broad-based market index.

The Fund is the successor to the investment performance of the AllianzGI Behavioral Advantage Large Cap Fund, (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2015. Accordingly, the performance shown below is that of the Investor Shares, Institutional Shares (formerly, the Class P Shares of the Predecessor Fund), and R6 Shares. The Fund’s performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to differences in their principal investment strategies, as well as fees and expenses. Visit www.fullerthalerfunds.com for more current performance information.

		Past performance, before and after taxes, is not necessarily predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the Investor Shares (formerly, A Shares) from year to year.

		The table shows the average annual returns of the Investor Shares (formerly, A Shares), Institutional Shares (formerly, Select Shares) and R6 Shares (formerly, Institutional Shares), for the periods of 1 Year, 5 Years and Since Inception compared to a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fullerthalerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns – Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	1/1/2012 – 3/31/2012	14.47%
Lowest	7/1/2015 – 9/30/2015	(5.32)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Investor shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Fuller & Thaler Behavioral Small-Cap Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.12%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.07%	[2]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	1,281
10 Years	rr_ExpenseExampleYear10	$ 3,145
2012	rr_AnnualReturn2012	20.02%
2013	rr_AnnualReturn2013	35.80%
2014	rr_AnnualReturn2014	10.84%
2015	rr_AnnualReturn2015	(3.61%)
2016	rr_AnnualReturn2016	29.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.32%)
1 Year	rr_AverageAnnualReturnYear01	29.58%
5 Years	rr_AverageAnnualReturnYear05	17.68%
Since Inception	rr_AverageAnnualReturnSinceInception	18.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.92%	[2]
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	516
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	$ 2,909
1 Year	rr_AverageAnnualReturnYear01	29.82%
5 Years	rr_AverageAnnualReturnYear05	17.88%
Since Inception	rr_AverageAnnualReturnSinceInception	18.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	464
5 Years	rr_ExpenseExampleYear05	1,071
10 Years	rr_ExpenseExampleYear10	$ 2,717
1 Year	rr_AverageAnnualReturnYear01	30.05%
5 Years	rr_AverageAnnualReturnYear05	18.05%
Since Inception	rr_AverageAnnualReturnSinceInception	18.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Small-Cap Equity Fund | After Taxes on Distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.47%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.19%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.69%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011	[3]
Fuller & Thaler Behavioral Small-Cap Equity Fund | After Tax on Distributions and Sale of Fund Shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%	[3]
5 Years	rr_AverageAnnualReturnYear05	13.14%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	13.52%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011	[3]
Fuller & Thaler Behavioral Small-Cap Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%	[4]
5 Years	rr_AverageAnnualReturnYear05	14.46%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	15.05%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011	[4]

[1]	Other expenses have been restated to reflect current amounts the Investor Shares and Institutional Shares may pay under the Fund’s Administrative Services Plan.
[2]	The Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.05%, 0.90%, and 0.80% for Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2018; and 1.25%, 1.00% and 0.80% for Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2019. The expense limitation does not apply to (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and (v) indirect expenses such as acquired fund fees and expenses. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) fiscal years, less any reimbursement previously paid, if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. To the extent that any fees previously waived or expenses previously reimbursed are still recoverable under the expense cap agreement more than three (3) years after the date of the applicable fee waiver or expense reimbursement, the amount of such outstanding potential recoupment may be booked as a liability of the Fund. This expense cap agreement may be terminated by the Board of Trustees (the “Board”) of the Capitol Series Trust at any time.
[3]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Investor shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[4]	The Russell 2000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe and is a subset of the Russell 3000 Index. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.